Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000003871
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	LDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000003873
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	LDMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054919
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F
Trading Symbol	LDMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188264
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class F3
Trading Symbol	LODMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000003870
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	LDMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054921
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R3
Trading Symbol	LDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158193
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R4
Trading Symbol	LDMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158194
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R5
Trading Symbol	LDMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158195
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	LDMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 110,563,677
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 279,307
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$110,563,677
# of Portfolio Holdings	224
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$279,307

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	4.68%
Communications	1.20%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	1.96%
Energy	14.73%
Financials	7.50%
Foreign Government	62.01%
Industrial	1.46%
Utilities	4.73%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000132114
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class A
Trading Symbol	LCDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000132115
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class C
Trading Symbol	LEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000132116
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F
Trading Symbol	LCDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188268
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class F3
Trading Symbol	LCDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Material Change Description [Text Block]	This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class F3 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.

Risk: include if risks of investing in Fund has changed.

Material Fund Change Expenses [Text Block]	Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class F3 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.
Material Fund Change Risks Change [Text Block]	Risk: include if risks of investing in Fund has changed.
Updated Prospectus Phone Number	888-522-2388
C000132117
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class I
Trading Symbol	LCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000132119
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R3
Trading Symbol	LCDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158199
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R4
Trading Symbol	LCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158200
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R5
Trading Symbol	LCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000158201
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Corporate Debt Fund
Class Name	Class R6
Trading Symbol	LCDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Corporate Debt Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Material Change Description [Text Block]	This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 29,093,135
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2024)
Total Net Assets	$29,093,135
# of Portfolio Holdings	156
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	10.90%
Communications	5.57%
Consumer Cyclical	9.65%
Consumer Non-Cyclical	4.38%
Diversified	0.67%
Energy	22.38%
Financials	23.17%
Foreign Government	3.11%
Industrial	5.30%
Technology	2.99%
U.S. Government	2.07%
Utilities	7.75%
Repurchase Agreements	2.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024. For more information contact 888-522-2388.

Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class R6 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.

Risk: include if risks of investing in Fund has changed.

Material Fund Change Expenses [Text Block]	Expenses: As of May 1, 2024, the expense limitation on total net annual operating expenses for Class R6 Shares increased from 0.70% to 0.76% as part of the annual review of transfer agency expenses.
Material Fund Change Risks Change [Text Block]	Risk: include if risks of investing in Fund has changed.
Updated Prospectus Phone Number	888-522-2388